Payments, Details - 12 months ended Dec. 31, 2023 - ZAR (R) R in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	R 26,792	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			SA gold (DRDGOLD) [Member]
#: 2
	4,322	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			SA gold (DRDGOLD) [Member]
#: 3
	80,797	Taxes	SOUTH AFRICA	snj:ZA-GP	South African Revenue Service (SARS) [Member]	Ergo [Member]	Gold [Member]	SA gold (DRDGOLD) [Member]	Open Pit
#: 4
	127,528	Taxes	SOUTH AFRICA	snj:ZA-GP	South African Revenue Service (SARS) [Member]	Far West Gold Recoveries [Member]	Gold [Member]	SA gold (DRDGOLD) [Member]	Open Pit
#: 5
	28,480	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			Group corporate [Member]
#: 6
	23,277	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]	Beatrix, Driefontein and Kloof operations [Member]	Gold [Member]	SA gold (Beatrix Driefontein, Kloof, Gold corporate) [Member]
#: 7
	112,331	Royalties	SOUTH AFRICA		South African Revenue Service (SARS) [Member]	Beatrix, Driefontein and Kloof operations [Member]	Gold [Member]	SA gold (Beatrix Driefontein, Kloof, Gold corporate) [Member]
#: 8
	5,001	Taxes	SOUTH AFRICA	snj:ZA-GP	South African Revenue Service (SARS) [Member]	Cooke operations [Member]	Gold [Member]	SA gold (Cooke) [Member]	Open Pit
#: 9
	4,080	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			SA gold (Gold corporate) [Member]
#: 10
	15,770	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			Battery metals corporate [Member]
#: 11
	64,325	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			Battery metals corporate [Member]
#: 12
	235,348	Taxes	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Kroondal operations [Member]	PGM [Member]	Platinum (Kroondal) [Member]	Underground Mining
#: 13
	8,043	Royalties	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Kroondal operations [Member]	PGM [Member]	Platinum (Kroondal) [Member]	Underground Mining
#: 14
	1,136,054	Taxes	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 15
	346,050	Royalties	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 16
	4,493	Taxes	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 17
	26,730	Taxes	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Platinum Mile operations [Member]	PGM [Member]	Platinum (Platinum mile) [Member]	Open Pit
#: 18
	940,336	Taxes	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 19
	292,865	Royalties	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 20
	680,414	Taxes	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 21
	14,485	Royalties	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 22
	12,915	Taxes	SOUTH AFRICA	snj:ZA-LP	South African Revenue Service (SARS) [Member]	Limpopo [Member]	PGM [Member]	Platinum (Marikana) [Member]	Underground Mining
#: 23
	7,093	Fees	SOUTH AFRICA	snj:ZA-NW	Mine Health and Safety Council [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 24
	2,846	Fees	SOUTH AFRICA	snj:ZA-GP	Mine Health and Safety Council [Member]	Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 25
	3,114	Fees	SOUTH AFRICA	snj:ZA-GP	Mine Health and Safety Council [Member]	Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 26
	3,306	Fees	SOUTH AFRICA	snj:ZA-NW	Mine Health and Safety Council [Member]	Kroondal operations [Member]	PGM [Member]	Platinum (Kroondal) [Member]	Underground Mining
#: 27
	4,006	Fees	SOUTH AFRICA	snj:ZA-NW	Mine Health and Safety Council [Member]	Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 28
	2,199	Fees	SOUTH AFRICA	snj:ZA-FS	Mine Health and Safety Council [Member]	Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]
#: 29
	22,642	Fees	SOUTH AFRICA	snj:ZA-GP	Department of Water and Sanitation [Member]	Cooke operations [Member]	Gold [Member]	SA gold (Cooke) [Member]	Open Pit
#: 30
	1,950	Fees	SOUTH AFRICA	snj:ZA-NW	Department of Water and Sanitation [Member]	Kroondal operations [Member]	PGM [Member]	Platinum (Kroondal) [Member]	Underground Mining
#: 31
	1,873	Fees	SOUTH AFRICA	snj:ZA-FS	Department of Water and Sanitation [Member]	Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]
#: 32
	13,275	Fees	SOUTH AFRICA	snj:ZA-NW	Department of Water and Sanitation [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 33
	3,853	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 34
	4,388	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 35
	1,904	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 36
	6,707	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 37
	11,205	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 38
	5,332	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 39
	8,989	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 40
	9,228	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 41
	3,050	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-FS		Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]
#: 42
	7,156	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-FS		Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]
#: 43
	3,837	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-FS		Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]
#: 44
	2,226	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-MP		Burnstone project [Member]	Gold [Member]	SA gold (Gold corporate) [Member]	Underground Mining
#: 45
	2,848	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 46
	8,110	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 47
	1,875	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 48
	1,928	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 49
	2,232	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 50
	2,242	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 51
	2,344	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 52
	2,412	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 53
	2,722	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 54
	2,733	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 55
	2,837	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 56
	3,772	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 57
	3,810	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 58
	3,866	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 59
	4,088	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 60
	4,414	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 61
	5,054	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 62
	6,158	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 63
	6,536	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 64
	9,659	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 65
	10,765	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 66
	13,105	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 67
	13,922	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 68
	20,544	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 69
	1,960	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 70
	2,165	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 71
	2,205	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 72
	5,394	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 73
	2,710	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 74
	5,939	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 75
	2,059	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 76
	2,107	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 77
	2,335	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 78
	2,620	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 79
	2,732	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 80
	2,767	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 81
	2,890	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 82
	3,055	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 83
	3,230	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 84
	3,238	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 85
	3,365	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 86
	3,695	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 87
	4,582	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 88
	5,024	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 89
	7,395	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 90
	7,782	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 91
	7,846	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 92
	16,856	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 93
	3,495	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 94
	12,436	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Kroondal operations [Member]	PGM [Member]	Platinum (Kroondal) [Member]	Underground Mining
#: 95
	2,619	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Kroondal operations [Member]	PGM [Member]	Platinum (Kroondal) [Member]	Underground Mining
#: 96
	2,280	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Kroondal operations [Member]	PGM [Member]	Platinum (Kroondal) [Member]	Underground Mining
#: 97
	2,015	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Kroondal operations [Member]	PGM [Member]	Platinum (Kroondal) [Member]	Underground Mining
#: 98
	3,890	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 99
	25,571	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 100
	141,562	Royalties	AUSTRALIA	snj:AU-QLD	Queensland Revenue Office [Member]	Century zinc retreatment operation [Member]	Zinc and silver [Member]	Australian operations [Member]	Open Pit
#: 101
	19,349	Comm. Social Resp.	AUSTRALIA	snj:AU-QLD	Aboriginal Development Benefits Trust [Member]	Century zinc retreatment operation [Member]	Zinc and silver [Member]	Australian operations [Member]	Open Pit
#: 102
	2,081	Comm. Social Resp.	AUSTRALIA	snj:AU-QLD	Waanyi Native Title Aborignal Corporation [Member]	Century zinc retreatment operation [Member]	Zinc and silver [Member]	Australian operations [Member]	Open Pit
#: 103
	R 21,067	Comm. Social Resp.	AUSTRALIA	snj:AU-QLD	Waanyi Joint Venture Proprietary Limited [Member]	Century zinc retreatment operation [Member]	Zinc and silver [Member]	Australian operations [Member]	Open Pit